Income Taxes - Components of Income Tax Expense (Benefit) (Details) (Parenthetical)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Effective tax rate	15.00%	15.00%